Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets

Balance Sheets

	December 31,
	2022	2021
ASSETS
Current assets
Cash and cash equivalents	$104,926	$126,159
Prepaid expenses and other receivables	490	1,666
Amount due from subsidiaries	31,019	30,979
Dividends receivable	3,195	3,195
Total current assets	139,630	161,999
Investment in subsidiaries	8,813,550	9,202,040
Total assets	$8,953,180	$9,364,039
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$4,617	$15,779
Amount due to subsidiaries	4,035	3,700
Dividend payable	23,107	17,125
Total current liabilities	31,759	36,604
Total liabilities	$31,759	$36,604
EQUITY
Preferred stock	15	15
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: 14,630,813 (2021 – 14,630,813)
Common stock	100	100
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 99,502,243 (2021 – 99,502,243)
Additional paid-in capital	540,582	547,691
Subscriptions receivable	—	(7,109)
Accumulated other comprehensive income (loss)	(383,276)	130,622
Retained earnings	8,764,000	8,656,116
Total shareholders' equity	8,921,421	9,327,435
Total liabilities and equity	$8,953,180	$9,364,039

Schedule of Statements of Comprehensive Income (Loss)

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2022	2021	2020
Selling, general and administrative expenses	9,362	15,148	7,013
Total operating expenses	9,362	15,148	7,013
Loss from operations	(9,362)	(15,148)	(7,013)
Other income (expenses)	(40)	94	(23)
Interest income	768	248	532
Equity earnings of subsidiaries, net of tax	122,500	8,482,286	116,873
Net income	113,866	8,467,480	110,369
Preferred stock dividends	(5,982)	(5,982)	(6,015)
Net income attributable to common shareholders	107,884	8,461,498	104,354
Net income	113,866	8,467,480	110,369
Foreign currency translation adjustments	(513,898)	110,697	24,246
Total comprehensive (loss) / income	$(400,032)	$8,578,177	$134,615

Schedule of Statements of Cash Flows

Statements of Cash Flows

	For the year ended December 31
	2022	2021	2020
Operating activities
Net income	$113,866	$8,467,480	$110,369
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	—	7,735	3,003
- Equity in earnings of subsidiaries	(122,500)	(8,482,286)	(116,873)
Changes in:
- Amount due from subsidiaries	(40)	62,686	(7,659)
- Prepaid expenses and other receivables	1,176	795	(1,295)
- Amount due to subsidiaries	(2,573)	507	(5,771)
- Accrued expenses and other payables	(11,162)	11,544	2,692
Net cash (used in) provided by operating activities	(21,233)	68,461	(15,534)
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	—	1,032	1,999
Net cash provided by financing activities	—	1,032	1,999
(Decrease) increase in cash and cash equivalents	(21,233)	69,493	(13,535)
Cash and cash equivalents, beginning of year	126,159	56,666	70,201
Cash and cash equivalents, end of year	$104,926	$126,159	$56,666